Business segment information - Reconciliation with consolidated financial statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business segment information
Sales	$ 280,999	$ 205,863	$ 140,685
Excise taxes	(17,689)	(21,229)	(20,981)
Revenues from sales	263,310	184,634	119,704
Purchases, net of inventory variation	(169,448)	(118,622)	(77,486)
Other operating expenses	(29,789)	(26,894)	(25,538)
Exploration costs	(1,299)	(740)	(731)
Depreciation, depletion and impairment of tangible assets and mineral interests	(12,221)	(13,556)	(22,264)
Other income	2,849	1,312	2,237
Other expense	(7,344)	(2,317)	(1,506)
Financial interest on debt	(2,386)	(1,904)	(2,147)
Financial income and expense from cash & cash equivalents	1,143	379	37
Cost of net debt	(1,243)	(1,525)	(2,110)
Other financial income	896	762	914
Other financial expense	(533)	(539)	(690)
Net income (loss) from equity affiliates	(1,892)	3,438	452
Income taxes	(22,242)	(9,587)	(318)
CONSOLIDATED NET INCOME	21,044	16,366	(7,336)
TotalEnergies share	20,526	16,032	(7,242)
Non-controlling interests	518	334	(94)
Adjusted
Business segment information
Sales	280,895	205,907	140,665
Excise taxes	(17,689)	(21,229)	(20,981)
Revenues from sales	263,206	184,678	119,684
Purchases, net of inventory variation	(171,049)	(120,160)	(75,672)
Other operating expenses	(28,745)	(26,754)	(24,850)
Exploration costs	(574)	(632)	(731)
Depreciation, depletion and impairment of tangible assets and mineral interests	(12,316)	(12,735)	(13,312)
Other income	1,349	1,300	1,405
Other expense	(1,542)	(944)	(689)
Financial interest on debt	(2,386)	(1,904)	(2,140)
Financial income and expense from cash & cash equivalents	746	340	68
Cost of net debt	(1,640)	(1,564)	(2,072)
Other financial income	812	762	914
Other financial expense	(533)	(539)	(689)
Net income (loss) from equity affiliates	8,254	4,190	1,388
Income taxes	(20,565)	(9,211)	(1,309)
CONSOLIDATED NET INCOME	36,657	18,391	4,067
TotalEnergies share	36,197	18,060	4,059
Non-controlling interests	460	331	8
Adjustments
Business segment information
Sales	104	(44)	20
Revenues from sales	104	(44)	20
Purchases, net of inventory variation	1,601	1,538	(1,814)
Other operating expenses	(1,044)	(140)	(688)
Exploration costs	(725)	(108)
Depreciation, depletion and impairment of tangible assets and mineral interests	95	(821)	(8,952)
Other income	1,500	12	832
Other expense	(5,802)	(1,373)	(817)
Financial interest on debt			(7)
Financial income and expense from cash & cash equivalents	397	39	(31)
Cost of net debt	397	39	(38)
Other financial income	84
Other financial expense			(1)
Net income (loss) from equity affiliates	(10,146)	(752)	(936)
Income taxes	(1,677)	(376)	991
CONSOLIDATED NET INCOME	(15,613)	(2,025)	(11,403)
TotalEnergies share	(15,671)	(2,028)	(11,301)
Non-controlling interests	$ 58	$ 3	$ (102)